ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

4.	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2010	2011

Billed receivable	42,584	48,719
Notes receivable	502	1,841
Less: Allowance for doubtful accounts	(14)	(2,726)

Billed accounts receivable, net	43,072	47,834

Unbilled receivable	63,014	88,139
Less: Allowance for doubtful accounts	(390)	(927)

Unbilled accounts receivable, net	62,624	87,212

Notes receivable represents bank acceptance bills, which are transferable and has short term maturity.

Unbilled receivables represent amounts earned under contracts in progress but not billable at the respective balance sheet dates.  These amounts become billable according to the contract terms, which usually consider the achievement of certain milestones or the completion of the project.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011

Balance at beginning of year	795	404
Provision for doubtful accounts	15	3,235
Write-offs	(403)	(25)
Exchange rate differences	(3)	39

Balance at end of year	404	3,653